Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML Series Investment Fund II
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	mmlsif_SupplementTextBlock
MML SERIES INVESTMENT FUND II

MML Money Market Fund

Supplement dated October 8, 2015 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

The following information pertains to the MML Money Market Fund:

At a meeting held on August 13-14, 2015, the Board of Trustees of the MML Series Investment Fund II approved the following changes in response to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”), which is the primary rule governing money market funds, including the Fund. The Prospectus and Summary Prospectus are being updated as described below to reflect that the Fund will operate as a “government money market fund,” as defined in the Amendments. The changes, all of which are effective on or about May 1, 2016, will bring the Fund into conformance with the requirements of the Amendments.

On or about May 1, 2016, the name of the Fund will be changed to the MML U.S. Government Money Market Fund.

On or about May 1, 2016, the following information will replace the information found under Investment Objective for the Fund (Page 29 of the Prospectus):

This Fund seeks current income consistent with preservation of capital and liquidity.

On or about May 1, 2016, the following information will replace the information found under the heading Principal Investment Strategies for the Fund (Page 29 of the Prospectus):

The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and repurchase agreements collateralized by cash or U.S. Government securities.

In managing the Fund, the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), intends to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification, liquidity, and maturity. The Fund seeks to maintain, but does not guarantee, a stable share price.

On or about May 1, 2016, the following sentence found in the first paragraph under the heading Principal Risks (Page 29 of the Prospectus) will be deleted:

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value per share.

On or about May 1, 2016, the following information replaces the information for the Credit Risk and Fixed Income Securities Risk found under the heading Principal Risks (Pages 29-30 of the Prospectus):

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Money Market Instruments Risk The values of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as changes in the financial condition of the issuer or borrower, specific market or economic developments, regulatory or government actions, natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for money market instruments.

On or about May 1, 2016, the Foreign Investment Risk found under the heading Principal Risks (Page 30 of the Prospectus) will be deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmlsif_SupplementTextBlock
MML SERIES INVESTMENT FUND II

MML Money Market Fund

Supplement dated October 8, 2015 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

The following information pertains to the MML Money Market Fund:

At a meeting held on August 13-14, 2015, the Board of Trustees of the MML Series Investment Fund II approved the following changes in response to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”), which is the primary rule governing money market funds, including the Fund. The Prospectus and Summary Prospectus are being updated as described below to reflect that the Fund will operate as a “government money market fund,” as defined in the Amendments. The changes, all of which are effective on or about May 1, 2016, will bring the Fund into conformance with the requirements of the Amendments.

On or about May 1, 2016, the name of the Fund will be changed to the MML U.S. Government Money Market Fund.

On or about May 1, 2016, the following information will replace the information found under Investment Objective for the Fund (Page 29 of the Prospectus):

This Fund seeks current income consistent with preservation of capital and liquidity.

On or about May 1, 2016, the following information will replace the information found under the heading Principal Investment Strategies for the Fund (Page 29 of the Prospectus):

The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and repurchase agreements collateralized by cash or U.S. Government securities.

In managing the Fund, the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), intends to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification, liquidity, and maturity. The Fund seeks to maintain, but does not guarantee, a stable share price.

On or about May 1, 2016, the following sentence found in the first paragraph under the heading Principal Risks (Page 29 of the Prospectus) will be deleted:

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value per share.

On or about May 1, 2016, the following information replaces the information for the Credit Risk and Fixed Income Securities Risk found under the heading Principal Risks (Pages 29-30 of the Prospectus):

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Money Market Instruments Risk The values of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as changes in the financial condition of the issuer or borrower, specific market or economic developments, regulatory or government actions, natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for money market instruments.

On or about May 1, 2016, the Foreign Investment Risk found under the heading Principal Risks (Page 30 of the Prospectus) will be deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE